USCA Premium Buy-Write Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 84.99%[a,b]
Communications - 6.22%
Comcast Corporation	14,000	$545,720
Verizon Communications, Inc.	12,000	661,560
The Walt Disney Co.	2,000	223,020
		1,430,300
Consumer Discretionary - 3.13%
The Home Depot, Inc.	1,500	375,765
Nike, Inc.	3,500	343,175
		718,940
Consumer Staples - 17.16%
Colgate-Palmolive Company	5,000	366,300
Costco Wholesale Corp.	1,500	454,815
Hormel Foods Corp.	7,500	362,025
Keurig Dr. Pepper Inc.	8,000	227,200
Kimberly-Clark Corporation	2,500	353,375
PepsiCo, Inc.	2,500	330,650
The Procter & Gamble Company	4,000	478,280
Target Corporation	4,000	479,720
Walgreens Boots Alliance, Inc.	7,000	296,730
Walmart Inc.	5,000	598,900
		3,947,995
Energy - 2.40%
EOG Resources, Inc.	5,000	253,300
Kinder Morgan Inc.	15,000	227,550
Royal Dutch Shell PLC ADR[c]	2,200	71,918
		552,768
Financials - 7.20%
Bank of America Corp.	13,000	308,750
Citigroup Inc.	4,500	229,950
JPMorgan Chase Financial Company LLC	3,500	329,210
Prudential Financial, Inc.	5,000	304,500
Visa Inc.	2,500	482,925
		1,655,335

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Health Care - 13.11%
Amgen, Inc.	2,000	$471,720
Bristol-Myers Squibb Company	9,000	529,200
CVS Health Corporation	7,000	454,790
Johnson & Johnson	4,000	562,520
Medtronic Public Limited Company[c]	2,000	183,400
Merck & Co, Inc.	6,000	463,980
Novartis AG ADR[c]	4,000	349,360
		3,014,970
Industrials - 5.68%
Caterpillar Inc.	1,000	126,500
Emerson Electric Co.	4,000	248,120
FedEx Corp.	2,000	280,440
Kansas City Southern	1,400	209,006
L3Harris Technologies Inc.	800	135,736
Raytheon Technologies Corp.	5,000	308,100
		1,307,902
Materials - 7.41%
Barrick Gold Corp.[c]	17,000	457,980
Franco-Nevada Corporation[c]	4,500	628,380
Newmont Goldcorp Corporation	10,000	617,400
		1,703,760
Technology - 15.89%
Activision Blizzard, Inc.	4,000	303,600
Applied Materials, Inc.	4,500	272,025
Cisco Systems, Inc.	13,000	606,320
Intel Corporation	10,000	598,300
Microsoft Corporation	3,500	712,285
Oracle Corporation	8,000	442,160
Taiwan Semiconductor Manufacturing Company Ltd. ADR[c]	6,000	340,620
Texas Instruments, Inc.	3,000	380,910
		3,656,220
Utilities - 6.79%
American Electric Power Company, Inc.	5,000	398,200
Dominion Energy Inc.	4,000	324,720
Duke Energy Corporation	6,000	479,340
NextEra Energy Corp.	1,500	360,255
		1,562,515

TOTAL COMMON STOCKS (Cost $18,150,067)		19,550,705

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.98%[a,b]
Financials - 0.98%
Weyerhaeuser Co.	10,000	$224,600
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $303,123)		224,600

EXCHANGE TRADED FUNDS - 6.12%[a,b]
iShares 20 + Year Treasury Bond ETF	4,000	655,720
SPDR Gold Shares[e]	4,500	753,165
TOTAL EXCHANGE TRADED FUNDS (Cost $1,213,013)		1,408,885

MONEY MARKET FUND - 10.56%[a]
First American Treasury Obligations Fund Class X, 0.08%[d]	2,429,452	2,429,452
TOTAL MONEY MARKET FUNDS (Cost $2,429,452)		2,429,452

Total Investments (Cost $22,095,655) - 102.65%[a]		$23,613,642
Total Value of Options Written (Premiums received $758,051) - (2.45%)[a]		(564,323)
Other Liabilities in Excess of Assets - (0.20)%[a]		(44,656)
TOTAL NET ASSETS - 100.00%		$23,004,663

Footnotes
ADR American Depositary Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the securities represents collateral for outstanding call option contracts written. As of
June 30, 2020, the total value of collateral securities for outstanding call option contracts written was $21,184,190.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of June 30, 2020.
[e]	Non-income producing security.

USCA Premium Buy-Write Fund
Schedule of Options Written
June 30, 2020 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Activision Blizzard, Inc.	July 2020	$82.50	40	$(330,000)	$(940)
American Electric Power Company, Inc.	July 2020	82.50	25	(206,250)	(1,688)
American Electric Power Company, Inc.	August 2020	87.50	25	(218,750)	(1,438)
Amgen, Inc.	July 2020	245.00	10	(245,000)	(2,020)
Amgen, Inc.	July 2020	255.00	10	(255,000)	(560)
Applied Materials, Inc.	July 2020	57.50	45	(258,750)	(18,225)
Bank of America Corp.	July 2020	23.00	130	(299,000)	(18,655)
Barrick Gold Corporation	July 2020	27.00	83	(224,100)	(8,923)
Barrick Gold Corporation	August 2020	30.00	87	(261,000)	(8,135)
Bristol-Myers Squibb Company	July 2020	55.00	45	(247,500)	(18,338)
Bristol-Myers Squibb Company	July 2020	62.50	45	(281,250)	(1,103)
Catepillar, Inc.	July 2020	125.00	10	(125,000)	(4,875)
Cisco Systems, Inc.	July 2020	46.00	60	(276,000)	(8,280)
Cisco Systems, Inc.	August 2020	45.00	10	(45,000)	(3,110)
Cisco Systems, Inc.	August 2020	50.00	60	(300,000)	(5,160)
Citigroup, Inc.	July 2020	52.50	45	(236,250)	(7,965)
Colgate-Palmolive Company	July 2020	70.00	10	(70,000)	(2,420)
Colgate-Palmolive Company	August 2020	75.00	40	(300,000)	(6,320)
Comcast Corporation	July 2020	35.00	10	(35,000)	(4,175)
Comcast Corporation	July 2020	40.00	80	(320,000)	(5,040)
Comcast Corporation	August 2020	42.50	50	(212,500)	(3,250)
Costco Wholesale Corp.	July 2020	310.00	15	(465,000)	(3,338)
CVS Health Corporation	July 2020	65.00	70	(455,000)	(12,215)
Disney Walt Co.	July 2020	110.00	20	(220,000)	(9,050)
Dominion Energy, Inc.	July 2020	87.50	30	(262,500)	(375)
Dominion Energy, Inc.	August 2020	87.50	10	(87,500)	(1,000)
Duke Energy Corporation	August 2020	87.50	60	(525,000)	(3,600)
Emerson Electric Co.	July 2020	57.50	40	(230,000)	(21,000)
EOG Resources, Inc.	July 2020	52.50	30	(157,500)	(4,905)
EOG Resources, Inc.	July 2020	55.00	10	(55,000)	(795)
EOG Resources, Inc.	August 2020	60.00	10	(60,000)	(1,175)
FedEx Corp.	July 2020	120.00	10	(120,000)	(20,750)
FedEx Corp.	July 2020	145.00	10	(145,000)	(4,250)
Franco-Nevada Corporation	July 2020	160.00	10	(160,000)	(425)
Franco-Nevada Corporation	August 2020	155.00	35	(542,500)	(13,125)
The Home Depot, Inc.	July 2020	235.00	15	(352,500)	(25,913)
Hormel Foods Corp.	July 2020	49.00	75	(367,500)	(4,313)
Intel Corporation	July 2020	62.50	55	(343,750)	(3,108)
Intel Corporation	August 2020	65.00	45	(292,500)	(4,748)
iShares 20 Year Treasury Bond ETF	July 2020	175.00	20	(350,000)	(320)
iShares 20 Year Treasury Bond ETF	August 2020	165.00	20	(330,000)	(6,350)
Johnson & Johnson	August 2020	150.00	10	(150,000)	(1,630)
Johnson & Johnson	August 2020	155.00	30	(465,000)	(2,475)
JPMorgan Chase Financial Company LLC	July 2020	90.00	15	(135,000)	(8,025)
JPMorgan Chase Financial Company LLC	July 2020	100.00	15	(150,000)	(1,778)
JPMorgan Chase Financial Company LLC	August 2020	115.00	5	(57,500)	(308)
Kansas City Southern	July 2020	155.00	14	(217,000)	(6,020)
Keurig Dr Pepper Inc.	July 2020	29.00	80	(232,000)	(5,200)

USCA Premium Buy-Write Fund
Schedule of Options Written - (Continued)
June 30, 2020 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Kimberly-Clark Corporation	July 2020	$145.00	25	$(362,500)	$(3,188)
Kinder Morgan Inc.	July 2020	16.00	140	(224,000)	(2,730)
Kinder Morgan Inc.	August 2020	15.00	10	(15,000)	(865)
L3Harris Technologies, Inc.	July 2020	200.00	8	(160,000)	(100)
Medtronic Public Limited Company	July 2020	92.50	20	(185,000)	(4,460)
Merck & Co, Inc.	July 2020	72.50	30	(217,500)	(15,750)
Merck & Co, Inc.	July 2020	82.50	30	(247,500)	(645)
Microsoft Corporation	July 2020	185.00	35	(647,500)	(66,150)
Newmont Goldcorp Corporation	July 2020	65.00	40	(260,000)	(4,400)
Newmont Goldcorp Corporation	August 2020	70.00	45	(315,000)	(7,200)
Newmont Goldcorp Corporation	August 2020	75.00	15	(112,500)	(1,230)
Nextera Energy, Inc.	July 2020	270.00	6	(162,000)	(75)
Nextera Energy, Inc.	August 2020	250.00	9	(225,000)	(5,445)
Nike, Inc.	July 2020	95.00	35	(332,500)	(16,013)
Novartis AG ADR	July 2020	90.00	40	(360,000)	(2,300)
Oracle Corporation	July 2020	55.00	80	(440,000)	(10,440)
PepsiCo, Inc.	July 2020	135.00	25	(337,500)	(3,975)
The Procter & Gamble Company	July 2020	120.00	35	(420,000)	(6,598)
The Procter & Gamble Company	August 2020	125.00	5	(62,500)	(880)
Prudential Financial, Inc.	July 2020	57.50	30	(172,500)	(14,400)
Prudential Financial, Inc.	July 2020	65.00	10	(65,000)	(980)
Prudential Financial, Inc.	August 2020	70.00	10	(70,000)	(1,165)
Raytheon Company	July 2020	65.00	50	(325,000)	(6,050)
Royal Dutch Shell plc	July 2020	37.50	22	(82,500)	(275)
SPDR Gold Shares	July 2020	165.00	15	(247,500)	(5,550)
SPDR Gold Shares	July 2020	175.00	20	(350,000)	(900)
SPDR Gold Shares	August 2020	175.00	10	(175,000)	(2,100)
Taiwan Semiconductor Manufacturing Company Ltd.	July 2020	57.50	20	(115,000)	(2,500)
Taiwan Semiconductor Manufacturing Company Ltd.	July 2020	60.00	40	(240,000)	(1,600)
Target Corporation	July 2020	125.00	10	(125,000)	(845)
Target Corporation	August 2020	130.00	30	(390,000)	(5,865)
Texas Instruments, Inc.	July 2020	120.00	30	(360,000)	(25,050)
Verizon Communications, Inc.	July 2020	60.00	50	(300,000)	(125)
Verizon Communications, Inc.	September 2020	62.50	70	(437,500)	(1,155)
Visa Inc.	July 2020	185.00	25	(462,500)	(24,625)
Walgreens Boots Alliance, Inc.	July 2020	45.00	70	(315,000)	(4,725)
Walmart Inc.	July 2020	125.00	22	(275,000)	(924)
Walmart Inc.	August 2020	120.00	10	(120,000)	(4,050)
Walmart Inc.	August 2020	130.00	18	(234,000)	(1,692)
Weyerhaeuser Co.	August 2020	24.00	100	(240,000)	(10,500)

Total Value of Call Options Written (Premiums received $758,051)				$(21,861,600)	$(564,323)

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Money market funds are valued at net asset value (“NAV”). Short-term debt investments, having a maturity of 60 days or less, are generally valued at the evaluated mean.  Exchange-traded options are valued using the composite mean price provided by an independent third-party pricing service approved by the Board. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board.  Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”).  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$19,550,705	$-	$-	$19,550,705
Master Limited Partnerships (a)	-	-	-	-
Real Estate Investment Trusts (REITs)	224,600			224,600
Exchange Traded Funds	1,408,885	-	-	1,408,885
Money Market Fund	2,429,452	-	-	2,429,452
Total Assets	$23,613,642	$-	$-	$23,613,642
Liabilities
Written Options	$564,323	$-	$-	$564,323
Total Liabilities	$564,323	$-	$-	$564,323

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended June 30, 2020, there were no transfers between Level 1, Level 2 or Level 3.